Financial instruments	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
12. Financial instruments

1) Non-derivative financial instruments:

The Company's non-derivative financial instruments consist of cash and cash equivalents, short term investments, restricted cash, accounts receivable, and accounts payables and accrued liabilities. The carrying value of these financial instruments approximates their fair values due to their short terms to maturity. NXT is not exposed to significant interest or credit risks arising from these financial instruments. NXT is exposed to foreign exchange risk as a result of holding US and Colombian denominated financial instruments, which included the following as at December 31, 2013 and 2012:

	2013		2012
US$ asset (liability) balances included in:	(in US$	)	(in US$	)
Cash and cash equivalents	$3,037,758		$4,830,338
Short-term investments	10,712		10,690
Restricted cash	50,697		435,591
Accounts receivable	45,000		293,260
Accounts payable and accrued liabilities	(87,974)		(378,591)
Net US$ non-derivative financial instruments	3,056,193		5,191,288

2) Derivative financial instruments:

As the exercise price of the Warrants issued in 2012 (see note 7(iii)) is in US dollars, which is a currency other than the functional currency of NXT, the Warrants are considered to have an embedded derivative and are required to be recorded at fair value each reporting period. The amount recorded for this instrument, which is included with current liabilities, will be adjusted to fair value at each period end over the life of the Warrants, with the changes in fair value reflected in earnings.

Financial instruments that are recorded at fair value on a recurring basis are required to be classified into one of three categories based upon a fair value hierarchy. The Company's only financial instruments recorded at fair value on a recurring basis are the US$ denominated Warrants. NXT has classified these derivative financial instruments as level III where the fair value is determined by using valuation techniques that refer to both observable and unobservable market data. The valuation model was based on the Black-Scholes inputs noted below, as well as a discount to reflect the potential dilution impact upon exercise of the Warrants and NXT's low stock market liquidity.

A continuity of the fair value of the US$ Warrants balance is as follows:

	2013	2012
Fair value of US$ Warrants, beginning of the year	$241,000	$-
Value attributed to US$ common share purchase Warrants
issued in the 2012 Financings (see note 7(iii))	-	409,143
Transfer to common shares upon exercise of US$ Warrants in the year	(374,500)	-
Increase (decrease) in fair value during the year	1,371,500	(168,143)
Fair value of US$ Warrants, end of the year	1,238,000	241,000

The fair value attributed to the US$ Warrants that were issued in the 2012 Financings was calculated at issuance in 2012, and is re-valued at exercise dates and at each period end thereafter, using the Black-Scholes valuation model utilizing the following weighted average assumptions:

	2013	2012
Expected dividends paid per common share	Nil	Nil
Expected life in years	0.3	1
Expected volatility in the price of common shares	65%	80%
Risk free interest rate	1.00%	1.20%
Weighted average fair market value per Warrant issued in the period	n/a	$ US 0.08